VISTA CAPITAL GROWTH FUND
                         SUPPLEMENT DATED MARCH 1, 1996
                     TO THE PROSPECTUS DATED MARCH 1, 1996

    The Financial Highlights printed below supersede those found on page 5 of the Prospectus. Please refer to this table for selected per share data and ratios for both Class A and Class B shares outstanding throughout each period shown.

                              FINANCIAL HIGHLIGHTS

    The table set forth below provides selected per share data and ratios for both Class A and Class B shares outstanding throughout each period shown. This information is supplemented by and should be read in conjunction with financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 1995, which is incorporated by reference into the Statement of Additional Information. Shareholders can obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below for each of the five years in the period ended October 31, 1995, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is also included in the Annual Report to Shareholders.

                              CAPITAL GROWTH FUND

                                                     YEAR ENDED OCTOBER 31,                                     9/8/87*
                     --------------------------------------------------------------------------------------        TO
                       1995       1994       1993      1992        1991        1990      1989        1988       10/31/87
                     CLASS A    CLASS A    CLASS A    CLASS A     CLASS A     CLASS A   CLASS A     CLASS A     CLASS A
                      SHARES     SHARES     SHARES    SHARES      SHARES      SHARES    SHARES      SHARES       SHARES
                     --------   --------   --------   -------     -------     -------   -------     -------     --------
PER SHARE OPERATING
 PERFORMANCE
Net Asset Value,
 Beginning of
Period.............    $32.17     $32.01     $25.12    $22.02     $12.33      $16.23    $11.56      $10.00       $10.00
 Income from
 Investment
 Operations:
   Net Investment
    Income
(loss).............     0.189      0.099@     0.064     0.078     (0.011 )     0.436     0.500       0.117        0.000
   Net Gains or
    (Losses) in
    Securities
    (both realized
    and
unrealized)........     4.160      0.719      7.173     3.044      9.805      (3.141 )   5.164       1.498        0.000
                     --------   --------   --------   -------     -------     -------   -------     -------     --------
   Total from
    Investment
Operations.........     4.349      0.818      7.237     3.122      9.794      (2.705 )   5.664       1.615        0.000
                     --------   --------   --------   -------     -------     -------   -------     -------     --------

 Less
 Distributions:
   Dividends from
    net investment
income.............     0.189      0.027      0.093     0.017      0.109       0.592     0.320       0.055        0.000
   Dividends in
    excess of net
investment income..     --         --         --        --          --          --        --          --          --
   Distributions
    from capital
gains..............     0.676      0.631      0.257     0.000      0.000       0.598     0.675       0.000        0.000
                     --------   --------   --------   -------     -------     -------   -------     -------     --------
   Total
Distributions......     0.865      0.658      0.350     0.017      0.109       1.190     0.995       0.055        0.000
                     --------   --------   --------   -------     -------     -------   -------     -------     --------
Net Asset Value,
 End of Period.....    $35.65     $32.17     $32.01    $25.12     $22.02      $12.33    $16.23      $11.56       $10.00
                     --------   --------   --------   -------     -------     -------   -------     -------     --------
                     --------   --------   --------   -------     -------     -------   -------     -------     --------
Total Return(1)....     13.89%      2.62%     29.06%    14.16%     79.96 %    (18.11 %)  52.12 %     16.15 %       0.00%
Ratios/Supplemental
 Data+
   Net Assets, End
    of Period (000
omitted)...........  $747,575   $549,411   $225,235   $39,836     $9,334      $4,749    $4,652      $  561       $   13
   Ratio of
    Expenses to
Average Net
Assets.............      1.51%      1.49%      1.49%     1.40%      1.27 %      1.04 %    0.00 %      0.00 %       0.00%#
   Ratio of Net
    Investment
    Income to
    Average Net
Assets.............      0.54%      0.33%      0.12%     0.32%     (0.09 %)     2.82 %    3.87 %      1.55 %       0.00%#
   Ratio of
    Expenses
    without Waivers
    and Assumption
    of Expenses to
    Average Net
Assets.............      1.53%      1.50%      1.49%     1.77%      3.44 %      2.50 %    2.50 %      2.00 %       2.00%#
   Ratio of Net
    Investment
    Income without
    Waivers and
    Assumption of
    Expenses to
    Average Net
Assets.............      0.52%      0.32%      0.12%    (0.05%)    (2.26 %)     1.36 %    1.37 %     (0.45 %)     (2.00%#)
   Portfolio
Turnover Rate......     --         --            43%       67%        83 %       139 %     189 %       229 %          0%

                       YEAR       11/4/93**
                      ENDED        THROUGH
                     10/31/95     10/31/94
                     CLASS B       CLASS B
                      SHARES       SHARES
                     --------     ---------
PER SHARE OPERATING
 PERFORMANCE
Net Asset Value,
 Beginning of
Period.............    $32.03       $31.38
 Income from
 Investment
 Operations:
   Net Investment
    Income
(loss).............     0.044        0.011 @
   Net Gains or
    (Losses) in
    Securities
    (both realized
    and
unrealized)........     4.100        1.296
                     --------     ---------
   Total from
    Investment
Operations.........     4.144        1.307
                     --------     ---------
 Less
 Distributions:
   Dividends from
    net investment
income.............     0.111        --
   Dividends in
    excess of net
investment income..     --           0.026
   Distributions
    from capital
gains..............     0.676        0.631
                     --------     ---------
   Total
Distributions......     0.787        0.657
                     --------     ---------
Net Asset Value,
 End of Period.....    $35.39       $32.03
                     --------     ---------
                     --------     ---------
Total Return(1)....     13.34%        4.19 %
Ratios/Supplemental
 Data+
   Net Assets, End
    of Period (000
omitted)...........  $260,376     $124,223
   Ratio of
    Expenses to
Average Net
Assets.............      2.01%        2.00 %#
   Ratio of Net
    Investment
    Income to
    Average Net
Assets.............      0.02%       (0.09 %)#
   Ratio of
    Expenses
    without Waivers
    and Assumption
    of Expenses to
    Average Net
Assets.............      2.02%        2.02 %#
   Ratio of Net
    Investment
    Income without
    Waivers and
    Assumption of
    Expenses to
    Average Net
Assets.............      0.01%       (0.11 %)#
   Portfolio
Turnover Rate......     --           --

------------
 # Annualized.
 * Commencement of operations.
 ** Commencement of offering of class of shares.
(1) Total return figures are calculated before taking into account the effect of any front-end sales load on class A shares, or any contingent deferred sales charge on class B shares.
 + Ratios include the Fund's share of Portfolio income and expenses, as appropriate.
 @ Calculated based upon average shares outstanding.